Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TIFF INVESTMENT PROGRAM
Entity Central Index Key	0000916622
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000017543
Shareholder Report [Line Items]
Trading Symbol	TIFIMAA
Additional Information Phone Number	800-984-0084
Additional Information Website	www.tipfunds.org
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.37% [1]
AssetsNet	$ 1,471,983,330
Holdings Count | Holding	1,574
InvestmentCompanyPortfolioTurnover	86.00%

[1]	Annualized